Sales Revenue - Schedule of Sales Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from product sales	€ 30,579	€ 20,938	€ 10,602
Revenue from development projects	686	129	1,423
Other		40
Germany [Member]
Statement Line Items [Line Items]
Revenue from product sales	4,633	3,307	2,674
Revenue from development projects
Other
Europe [Member]
Statement Line Items [Line Items]
Revenue from product sales	2,603	2,737	1,616
Revenue from development projects
Other
United States [Member]
Statement Line Items [Line Items]
Revenue from product sales	23,343	14,894	6,312
Revenue from development projects
Other
Other Regions [Member]
Statement Line Items [Line Items]
Revenue from product sales
Revenue from development projects	686	129	1,423
Other		€ 40